LOANS FROM FINANCIAL INSTITUTIONS (Details Narrative) - USD ($)									9 Months Ended	12 Months Ended
	Jun. 30, 2025	May 30, 2025	Mar. 28, 2025	Feb. 28, 2025	Dec. 02, 2024	Sep. 04, 2024	Apr. 30, 2024	Jan. 29, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total payback amount									$ 1,420,735	$ 398,905
Principal amount									2,000,000
Outstanding balance of unfunded letters of credit
Letters of credit outstanding										920,041
Jan 29, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Total payback amount										258,440
April 30, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Total payback amount									33,832	133,599
September 4, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Total payback amount									270,039
December 2, 2024 ballon loan [member]
IfrsStatementLineItems [Line Items]
Total payback amount									135,033
December 2, 2024 monthly loan [member]
IfrsStatementLineItems [Line Items]
Total payback amount									$ 61,790	$ 6,866
Securities purchase agreement [Member] | Jan 29, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Principal amount								$ 230,750
Maturity date								November 15, 2024
Principal amount								$ 195,000
Interest percentage								5.48%
Monthly payments								$ 25,844
Total payback amount								$ 258,440
Securities purchase agreement [Member] | April 30, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Principal amount							$ 150,150
Maturity date							February 28, 2025
Interest percentage							5.79%
Monthly payments							$ 16,817
Total payback amount							$ 168,169
Securities purchase agreement [Member] | September 4, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Principal amount						$ 200,000
Maturity date						June 28, 2025
Interest percentage						4.49%
Total payback amount						$ 270,065
Securities purchase agreement [Member] | September 4, 2024 loan [member] | Nonadjusting Events After Reporting Period Axis [Member]
IfrsStatementLineItems [Line Items]
Monthly payments				$ 175,542
Securities purchase agreement [Member] | September 4, 2024 loan [member] | Non adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Monthly payments			$ 23,630.78
Securities purchase agreement [Member] | December 2, 2024 ballon loan [member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 100,000
Maturity date					September 30, 2025
Interest percentage					4.49%
Total payback amount					$ 135,033
Securities purchase agreement [Member] | December 2, 2024 ballon loan [member] | Nonadjusting Events After Reporting Period Axis [Member]
IfrsStatementLineItems [Line Items]
Monthly payments		$ 87,771.42
Securities purchase agreement [Member] | December 2, 2024 ballon loan [member] | Non adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Monthly payments	$ 11,815.39
Securities purchase agreement [Member] | December 2, 2024 monthly loan [member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 50,000
Maturity date					September 30, 2025
Interest percentage					6.22%
Monthly payments					$ 6,865.60
Total payback amount					$ 68,656